OPERATING LEASES (Details) (USD $)	1 Months Ended	3 Months Ended
	Feb. 28, 2015 Rate	Mar. 31, 2015 Rate	Dec. 31, 2014	Dec. 31, 2013
Minimum contractual future revenues to be received:
2015			$ 380,508,000
2016			388,234,000
2017			383,203,000
2018			253,663,000
2019			199,393,000
2020 and later			586,686,000
Total			2,191,687,000
Equipment Leased to Other Party [Member]
Minimum contractual future revenues to be received:
Cost			2,121,000,000	1,858,300,000
Accumulated depreciation			$ 497,500,000	$ 449,000,000
Subsequent Event [Member]
Operating leases:
Vessel Option, Option Exercised Hire Rate Paid	75.00%
Vessel Option, Option Exercised Hire Rate Paid, Percentage Loss		25.00%